Schedule of Investments (unaudited)
February 29, 2024
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 7.2%
Axon Enterprise, Inc.(a)	1,076,251	$ 330,807,270
HEICO Corp.(b)	1,482,457	286,707,183
TransDigm Group, Inc.	251,916	296,691,550
		914,206,003
Automobiles — 2.3%
Ferrari NV	694,113	294,838,379
Beverages — 0.8%
Davide Campari-Milano NV	9,461,757	95,943,266
Capital Markets — 10.4%
Ares Management Corp., Class A	2,625,741	348,252,029
KKR & Co., Inc., Class A	3,075,259	302,174,949
MarketAxess Holdings, Inc.	44,234	9,439,978
MSCI, Inc., Class A	630,398	353,634,366
Tradeweb Markets, Inc., Class A	2,794,116	295,673,355
		1,309,174,677
Commercial Services & Supplies — 7.3%
Cintas Corp.	142,092	89,320,452
Copart, Inc.(a)(b)	8,779,685	466,640,258
Rollins, Inc.	4,435,857	195,488,218
Waste Connections, Inc.	1,020,200	169,802,088
		921,251,016
Communications Equipment — 0.1%
Motorola Solutions, Inc.	26,576	8,780,445
Construction & Engineering — 1.0%
WillScot Mobile Mini Holdings Corp.(a)(b)	2,550,246	121,774,246
Construction Materials — 1.7%
Vulcan Materials Co.	819,963	217,987,164
Distributors — 0.1%
Pool Corp.	39,515	15,731,712
Electronic Equipment, Instruments & Components — 1.0%
Teledyne Technologies, Inc.(a)(b)	307,642	131,446,197
Entertainment — 3.9%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	3,224,865	234,641,177
Live Nation Entertainment, Inc.(a)(b)	2,688,199	260,701,539
		495,342,716
Ground Transportation — 3.7%
Old Dominion Freight Line, Inc.(b)	718,484	317,914,801
Saia, Inc.(a)(b)	264,878	152,410,801
		470,325,602
Health Care Equipment & Supplies — 8.8%
Alcon, Inc.	2,345,621	198,322,255
Align Technology, Inc.(a)	913,830	276,360,469
IDEXX Laboratories, Inc.(a)	623,868	358,867,590
STERIS PLC	823,779	191,866,367
Teleflex, Inc.	365,915	81,522,203
		1,106,938,884
Hotels, Restaurants & Leisure — 2.6%
Planet Fitness, Inc., Class A(a)	3,142,110	194,967,925
Vail Resorts, Inc.	598,486	137,837,311
		332,805,236
Interactive Media & Services — 1.6%
Pinterest, Inc., Class A(a)	5,389,239	197,785,071
Security	Shares	Value
IT Services — 5.4%
Globant SA(a)(b)	1,099,118	$ 245,290,164
MongoDB, Inc., Class A(a)(b)	782,739	350,338,321
VeriSign, Inc.(a)	441,978	86,313,884
		681,942,369
Life Sciences Tools & Services — 7.8%
Agilent Technologies, Inc.	110,063	15,118,254
Bio-Techne Corp.(b)	3,204,926	235,786,406
Charles River Laboratories International, Inc.(a)(b)	814,529	207,045,127
Mettler-Toledo International, Inc.(a)	9,510	11,861,062
Repligen Corp.(a)(b)	1,070,574	207,680,650
West Pharmaceutical Services, Inc.(b)	878,093	314,673,407
		992,164,906
Machinery — 0.8%
IDEX Corp.	433,118	102,172,536
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	517,488	80,314,138
Professional Services — 2.7%
Equifax, Inc.	1,243,672	340,256,222
Real Estate Management & Development — 3.0%
CoStar Group, Inc.(a)(b)	4,389,825	382,046,470
Semiconductors & Semiconductor Equipment — 8.2%
ASM International NV	500,064	305,412,947
Entegris, Inc.(b)	2,409,107	323,687,617
Monolithic Power Systems, Inc.	569,156	409,815,086
		1,038,915,650
Software — 12.7%
ANSYS, Inc.(a)	603,482	201,665,580
Aspen Technology, Inc.(a)(b)	648,829	125,801,455
Cadence Design Systems, Inc.(a)	843,801	256,836,148
Crowdstrike Holdings, Inc., Class A(a)	748,358	242,580,246
HubSpot, Inc.(a)	537,367	332,528,073
Monday.com Ltd.(a)	334,769	74,656,835
PTC, Inc.(a)(b)	737,001	134,878,553
Roper Technologies, Inc.	397,968	216,785,109
Tyler Technologies, Inc.(a)	62,010	27,107,051
		1,612,839,050
Specialty Retail — 3.7%
Floor & Decor Holdings, Inc., Class A(a)(b)	2,227,760	269,826,291
Tractor Supply Co.	10,783	2,742,333
Ulta Beauty, Inc.(a)	359,050	196,960,468
		469,529,092
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(a)	13,406	6,261,809
On Holding AG, Class A(a)(b)	4,073,060	142,638,561
		148,900,370
Trading Companies & Distributors — 1.4%
SiteOne Landscape Supply, Inc.(a)(b)	1,024,497	172,607,255
Total Common Stocks — 100.0% (Cost: $8,138,414,145)		12,656,018,672

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Other Interests(a)(c)(d)
GCI Liberty, Inc., Class A	USD	1,529	$ 15
Total Other Interests — 0.0% (Cost: $0)			15
Total Long-Term Investments — 100.0% (Cost: $8,138,414,145)			12,656,018,687
	Shares
Short-Term Securities
Money Market Funds — 3.6%
SL Liquidity Series, LLC, Money Market Series, 5.98%(e)(f)(g)	456,652,766	456,835,427
Total Short-Term Securities — 3.6% (Cost: $456,589,991)		456,835,427
Total Investments — 103.6% (Cost: $8,595,004,136)		13,112,854,114
Liabilities in Excess of Other Assets — (3.6)%		(457,953,124)
Net Assets — 100.0%		$ 12,654,900,990
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$ 34,969,706	$ —	$ (34,969,706)(b)	$ —	$ —	$ —	—	$ 470,518	$ —
SL Liquidity Series, LLC, Money Market Series	248,967,968	207,734,827(b)	—	5,668	126,964	456,835,427	456,652,766	466,383(c)	—
				$ 5,668	$ 126,964	$ 456,835,427		$ 936,901	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 914,206,003	$ —	$ —	$ 914,206,003
Automobiles	294,838,379	—	—	294,838,379
Beverages	—	95,943,266	—	95,943,266
Capital Markets	1,309,174,677	—	—	1,309,174,677
Commercial Services & Supplies	921,251,016	—	—	921,251,016
Communications Equipment	8,780,445	—	—	8,780,445
Construction & Engineering	121,774,246	—	—	121,774,246
Construction Materials	217,987,164	—	—	217,987,164
Distributors	15,731,712	—	—	15,731,712
Electronic Equipment, Instruments & Components	131,446,197	—	—	131,446,197
Entertainment	495,342,716	—	—	495,342,716
Ground Transportation	470,325,602	—	—	470,325,602
Health Care Equipment & Supplies	1,106,938,884	—	—	1,106,938,884
Hotels, Restaurants & Leisure	332,805,236	—	—	332,805,236
Interactive Media & Services	197,785,071	—	—	197,785,071
IT Services	681,942,369	—	—	681,942,369
Life Sciences Tools & Services	992,164,906	—	—	992,164,906
Machinery	102,172,536	—	—	102,172,536
Oil, Gas & Consumable Fuels	80,314,138	—	—	80,314,138
Professional Services	340,256,222	—	—	340,256,222
Real Estate Management & Development	382,046,470	—	—	382,046,470
Semiconductors & Semiconductor Equipment	733,502,703	305,412,947	—	1,038,915,650
Software	1,612,839,050	—	—	1,612,839,050
Specialty Retail	469,529,092	—	—	469,529,092

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$ 148,900,370	$ —	$ —	$ 148,900,370
Trading Companies & Distributors	172,607,255	—	—	172,607,255
Other Interests	—	—	15	15
	$ 12,254,662,459	$ 401,356,213	$ 15	12,656,018,687
Investments valued at NAV(a)				456,835,427
				$ 13,112,854,114
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
NVS	Non-Voting Shares
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